Future Expected Payments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2013
Pension [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2014	$ 1,461
2015	1,508
2016	1,536
2017	1,545
2018	1,565
2019-2023	8,126
Employer contribution expected to be paid during the year ending December 31, 2014	1,501
Postretirement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2014	412
2015	410
2016	410
2017	379
2018	390
2019-2023	1,584
Employer contribution expected to be paid during the year ending December 31, 2014	$ 412